Offerings - Offering: 1	Aug. 11, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 303,000.00
Amount of Registration Fee	$ 41.84
Offering Note	The initial fee of $41.84 for the initial aggregate of $303,000.00 was previously paid - Accession No. 0001104659-26-090350